PGIM Jennison International Opportunities ETF Average Annual Total Returns		12 Months Ended	13 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	9.96% [1]
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		5.07%	4.42%
Performance Inception Date	Dec. 14, 2023
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.98%	4.33%
Performance Inception Date	Dec. 14, 2023
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.00%	3.33%
Performance Inception Date	Dec. 14, 2023

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.